PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET [Abstract]
Value-added tax refundable on export sales	$ 5,501,555		$ 812,379
Prepayments and deposits to vendors	4,722,288		2,446,185
Receivable from custodian to settle employees tax obligations related to RSUs	3,207,970		1,873,729
Prepaid royalty	3,076,784		265,362
Value-added tax recoverable	2,968,455		2,699,961
Interest receivable accrued on term deposits	1,581,013		2,279,268
Receivable from a supplier for quality issue (a)	1,418,121	[1]		[1]
Loan to third parties for R&D activities	1,113,674
Prepaid income tax			1,557,321
Other prepaid expenses and other current assets	4,081,512		2,399,692
Prepaid Expense and Other Assets, Current, Total	$ 27,671,372		$ 14,333,897

[1]	The $1.4 million receivable from a supplier for quality issue represents the amount that a third party supplier agrees to compensate the Company, as a result of a quality issue in connection with certain products the supplier manufactured.